Expense Example - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591